Property and Equipment, Net - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment
Property and equipment, gross	$ 846,302	$ 763,035
Less accumulated depreciation and amortization	(521,084)	(480,690)
Property and equipment, net	325,218	282,345
Computer and other equipment
Property and equipment
Property and equipment, gross	424,957	356,358
Buildings and improvements
Property and equipment
Property and equipment, gross	262,499	246,577
Furniture and other equipment
Property and equipment
Property and equipment, gross	141,927	141,836
Land
Property and equipment
Property and equipment, gross	16,195	15,877
Other
Property and equipment
Property and equipment, gross	$ 724	$ 2,387